UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	November 5, 2010

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	152,805

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      125    20000 SH       SOLE                                      20000
AON Corporation                COM              037389103      454    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1688    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      454     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      474     1563 SH       SOLE                                       1563
AllianceBernstein Holding LP   COM              01855A101      264    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2529   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      362    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     1603     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      325    10172 SH       SOLE                                      10172
AstraZeneca PLC-SPONS ADR      COM              046353108      203     4000 SH       SOLE                                       4000
AvalonBay Communities, Inc REI COM              053484101      520     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      479    11642 SH       SOLE                                      11642
Banco Santander SA ADR         COM              05964h105      661    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104     1782   136019 SH       SOLE                                     136019
Bank of Hawaii Corporation     COM              062540109      674    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      258     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1655    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     1867       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      439     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      499     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2265    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     2400    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      453    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     8842   109088 SH       SOLE                                     109088
Chubb Corp                     COM              171232101      228     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      486    22200 SH       SOLE                                      22200
CitiGroup Inc.                 COM              172967101      369    94479 SH       SOLE                                      94479
Coca Cola Enterprises          COM              191219104     1240    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     5033    86001 SH       SOLE                                      86001
CommonWealth REIT (frmly HRPT  COM              203233101     8109   316766 SH       SOLE                                     316766
ConocoPhillips                 COM              20825c104     1131    19700 SH       SOLE                                      19700
Corporate Office Property Trus COM              22002T108      340     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     2711    39285 SH       SOLE                                      39285
EOG Resources Inc              COM              26875P101      465     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      375     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1319    33240 SH       SOLE                                      33240
Expedia Inc (IAC/InterActiveCo COM              30212p105      285    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102     9734   157526 SH       SOLE                                     157526
Fidelity National Financial, I COM              31620r105      164    10458 SH       SOLE                                      10458
Freeport-McMoran Copper & Gold COM              35671d857     1566    18340 SH       SOLE                                      18340
General Electric               COM              369604103     4209   259030 SH       SOLE                                     259030
General Growth Properties - RE COM              370021107      760    48700 SH       SOLE                                      48700
General Mills Inc              COM              370334104      292     8000 SH       SOLE                                       8000
HSBC Holdings Plc Ltd ADR      COM              404280406     1052    20802 SH       SOLE                                      20802
Heinz (H.J.)                   COM              423074103      379     8000 SH       SOLE                                       8000
Home Properties Inc - REIT     COM              437306103      793    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      260    13000 SH       SOLE                                      13000
Intel Corp                     COM              458140100     1075    56000 SH       SOLE                                      56000
International Business Machine COM              459200101     7752    57792 SH       SOLE                                      57792
JPMorgan Chase & Co.           COM              46625H100     2856    75034 SH       SOLE                                      75034
Johnson & Johnson              COM              478160104     2467    39810 SH       SOLE                                      39810
KeyCorp (New)                  COM              493267108       80    10000 SH       SOLE                                      10000
Kimberly-Clark                 COM              494368103     1043    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     3860    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1421    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      187    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     3151    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     5488    68331 SH       SOLE                                      68331
Macy's Inc. (formerly Federate COM              55616P104     2687   116414 SH       SOLE                                     116414
McGraw-Hill Companies Inc      COM              580645109      407    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1574    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     5988   162670 SH       SOLE                                     162670
Microsoft Corp                 COM              594918104      294    12000 SH       SOLE                                      12000
Nestle ADR                     COM              641069406      427     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     2010   123700 SH       SOLE                                     123700
News Corp Inc CL A             COM              65248E104     1134    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      801    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      452    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1791    26959 SH       SOLE                                      26959
Pfizer, Inc.                   COM              717081103     3321   193415 SH       SOLE                                     193415
Philip Morris International-Al COM              718172109     6818   121706 SH       SOLE                                     121706
Polo Ralph Lauren Corp Cl A    COM              731572103      270     3000 SH       SOLE                                       3000
Procter & Gamble Co            COM              742718109     2683    44739 SH       SOLE                                      44739
Public Storage - REIT          COM              74460D109      455     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1015    22500 SH       SOLE                                      22500
Roche Holdings Ltd ADR         COM              771195104     1538    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     5394    89450 SH       SOLE                                      89450
Sears Holdings Corp            COM              812350106      361     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302     1081    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      398    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      555    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      285    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      594    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1535    28720 SH       SOLE                                      28720
Texas Instruments Inc.         COM              882508104      271    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      390     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      307     5950 SH       SOLE                                       5950
U.S. Bancorp (Formerly First B COM              902973106      320    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1026    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      822    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1381    25800 SH       SOLE                                      25800
Yum Brands Inc (formerly Trico COM              895953107      328     7120 SH       SOLE                                       7120
Zimmer Holdings Inc            COM              98956P102      373     7122 SH       SOLE                                       7122
GE Cap 6.625% Pref. Callable 3                  369622527      519    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      106    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      687    27200 SH       SOLE                                      27200
Ford Motor Tr II 6.5% Call 30                   345395206      450     9400 SH       SOLE                                       9400